Financing and Interest (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of financing and interest

	Years Ended December 31
	2021	2020
Interest on credit facilities	$13,300	$15,256
Interest on long-term notes	78,546	90,830
Interest on lease obligations	223	448
Cash interest	$92,069	$106,534
Amortization of debt issue costs	4,858	6,617
Accretion of asset retirement obligations (note 9)	12,381	8,978
Early redemption expense (note 8)	1,851	3,312
Financing and interest	$111,159	$125,441